FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962
                                   ---------

                FRANKLIN TEMPLETON MONEY FUND TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
     (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                         -----

Date of reporting period: 9/30/05
                          -------



Item 1. Schedule of Investments.



FRANKLIN TEMPLETON MONEY FUND TRUST

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2005

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CONTENTS

Franklin Templeton Money Fund ..............................................   3

Notes to Statement of Investments ..........................................   4

The Money Market Portfolios ................................................   5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

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FRANKLIN TEMPLETON MONEY FUND                                                                          SHARES            VALUE
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   MUTUAL FUND (COST $104,496,854) 101.0%
   The Money Market Portfolio ..................................................................     104,496,854    $  104,496,854
   OTHER ASSETS, LESS LIABILITIES (1.0)% .......................................................                        (1,271,685)
                                                                                                                    --------------
   NET ASSETS 100.0% ...........................................................................                    $  103,225,169
                                                                                                                    ==============

                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 3

FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN TEMPLETON MONEY FUND

Franklin Templeton Money Fund Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

1. INCOME TAXES

At September 30, 2005, the cost of investments for book and income tax purposes was the same.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


4 | Quarterly Statement of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

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   THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT       VALUE
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   BANK NOTES (COST $150,000,000) 2.7%
   Bank of America NA, 3.85%, 11/28/05 - 11/30/05 ..............................................    $150,000,000    $  150,000,000
                                                                                                                    --------------
   CERTIFICATES OF DEPOSIT 39.5%
   Abbey National North America, Stamford Branch, 3.74%, 10/31/05 - 11/18/05 ...................     175,000,000       175,001,760
   Bank of Montreal, Chicago Branch, 3.66% - 3.75%, 10/24/05 - 10/26/05 ........................     175,000,000       175,000,517
   Bank of Nova Scotia, Portland Branch, 3.63%, 10/27/05 - 10/28/05 ............................     150,000,000       150,000,548
   Banque Nationale de Paris, New York Branch, 3.625% - 3.665%, 10/18/05 - 10/28/05 ............     175,000,000       175,000,000
   Barclay's Bank PLC, New York Branch, 3.73% - 3.765%, 10/20/05 - 11/01/05 ....................     175,000,000       175,000,862
   Calyon North America Inc., New York Branch, 3.575%, 10/05/05 ................................     150,000,000       150,000,000
   Dexia Credit Local, New York Branch, 3.63%, 10/17/05 ........................................     150,000,000       150,000,331
   Lloyds Bank PLC, New York Branch, 3.68%, 11/14/05 ...........................................     150,000,000       150,001,822
   Rabobank Nederland N.V., New York Branch, 3.76%, 11/17/05 ...................................      75,000,000        75,000,000
   Royal Bank of Canada, New York Branch, 3.66%, 11/08/05 ......................................      75,000,000        75,000,787
   Societe Generale North America, New York Branch, 3.62% - 3.77%, 10/13/05 - 11/01/05 .........     200,000,000       200,000,000
   Svenska Handelsbanken, New York Branch, 3.54% - 3.615%, 10/07/05 - 10/11/05 .................     175,000,000       175,000,269
   UBS AG, Stamford Branch, 3.65% - 3.87%, 10/24/05 - 11/28/05 .................................     175,000,000       175,000,635
   Wells Fargo Bank NA, San Francisco Branch, 3.75%, 10/31/05 ..................................     175,000,000       174,998,490
                                                                                                                    --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,175,006,021) .........................................                     2,175,006,021
                                                                                                                    --------------
(a)Commercial Paper 47.7%
   ANZ (Delaware) Inc., 10/03/05 - 10/11/05 ....................................................     125,000,000       124,915,792
   BP Capital Markets PLC, 10/03/05 ............................................................     250,100,000       250,046,178
   Commonwealth Bank of Australia, 10/04/05 - 11/29/05 .........................................     175,000,000       174,498,000
   Danske Corp., 10/06/05 ......................................................................     179,111,000       179,021,444
   DEPFA Bank PLC, 10/14/05 - 10/18/05 .........................................................     150,000,000       149,781,681
   General Electric Capital Corp., 11/02/05 - 11/03/05 .........................................     150,000,000       149,504,375
   Glaxosmithkline Finance PLC, 10/12/05 .......................................................     100,000,000        99,891,528
   HBOS Treasury Services, 10/19/05 (United Kingdom) ...........................................     150,000,000       149,728,875
   ING U.S. Funding Corp., 10/25/05 - 11/07/05 .................................................     175,000,000       174,443,361
   Morgan Stanley Group Inc., 10/03/05 - 10/28/05 ..............................................     250,000,000       249,606,569
   Pepsico Inc., 10/07/05 - 11/04/05 ...........................................................     170,490,000       170,086,543
   Procter & Gamble Co., 10/11/05 - 10/31/05 ...................................................     155,000,000       154,703,287
   Royal Bank of Canada, 10/21/05 ..............................................................     100,000,000        99,797,778
   Royal Bank of Scotland PLC, 10/20/05 ........................................................      75,000,000        74,857,104
   Shell Finance UK PLC, 10/03/05 ..............................................................      50,000,000        49,990,222
   Shell International Finance, 10/03/05 .......................................................     100,000,000        99,361,667
   Siemens Capital Corp., 10/07/05 .............................................................      50,000,000        49,970,250
   Toyota Motor Credit Corp., 10/31/05 - 11/04/05 ..............................................     150,000,000       149,499,291
   UBS AG Finance Delaware LLC, 10/03/05 .......................................................      75,000,000        74,983,917
                                                                                                                    --------------
   TOTAL COMMERCIAL PAPER (COST $2,624,687,862) ................................................                     2,624,687,862
                                                                                                                    --------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES (COST $19,956,507) 0.4%
   Federal Home Loan Bank, 10/03/05 ............................................................      19,960,000        19,956,507
                                                                                                                    --------------


                                         Quarterly Statements of Investments | 5

THE MONEY MARKET PORTFOLIOS

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   THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT       VALUE
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(b)REPURCHASE AGREEMENTS 9.6%
   ABN AMRO Bank, N.V., New York Branch, 3.65%, 10/03/05 (Maturity Value $165,050,188)
     Collateralized by (a)U.S. Government Agency Securities, 11/14/05 ..........................    $165,000,000    $  165,000,000
   Deutsche Bank Securities Inc., 3.24%, 10/03/2005 (Maturity Value $102,777,743)
     Collateralized by (a)U.S. Treasury Bills, 2/23/06; and U.S. Treasury Notes,
       1.875%, 1/31/06 .........................................................................     102,750,000       102,750,000
   Morgan Stanley & Co. Inc., 3.25%, 10/03/05 (Maturity Value $102,782,829)
     Collateralized by U.S. Treasury Notes, 3.50%, 2/15/10 .....................................     102,755,000       102,755,000
   UBS Securities LLC, 3.60%, 10/03/05 (Maturity Value $155,046,500)
     Collateralized by U.S. Government Agency Securities, 4.00% - 6.00%,
       12/15/05 - 5/23/07 ......................................................................     155,000,000       155,000,000
                                                                                                                    --------------
   TOTAL REPURCHASE AGREEMENTS (COST $525,505,000) .............................................                       525,505,000
                                                                                                                    --------------
   TOTAL INVESTMENTS (COST $5,495,155,390) 99.9% ...............................................                     5,495,155,390
   OTHER ASSETS, LESS LIABILITIES 0.1% .........................................................                         5,754,663
                                                                                                                    --------------
   NET ASSETS 100.0% ...........................................................................                    $5,500,910,053
                                                                                                                    ==============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2005, all repurchase agreements had been entered into on that date.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

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   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                          PRINCIPAL AMOUNT       VALUE
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   U.S. GOVERNMENT SECURITIES 12.8%
(a)U.S. Treasury Bill, 10/06/05 ................................................................    $  2,500,000    $    2,498,946
(a)U.S. Treasury Bill, 11/17/05 ................................................................       2,500,000         2,489,670
(a)U.S. Treasury Bill, 12/08/05 ................................................................       2,500,000         2,484,062
(a)U.S. Treasury Bill, 12/22/05 ................................................................       2,500,000         2,481,692
   U.S. Treasury Note, 2.50%, 5/31/06 ..........................................................       2,500,000         2,482,813
                                                                                                                    --------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $12,437,183) .........................................                        12,437,183
                                                                                                                    --------------
(b)REPURCHASE AGREEMENTS 87.2%
   ABN AMRO Bank, N.V., New York Branch, 3.20%, 10/03/05 (Maturity Value $5,001,333)
     Collateralized by U.S. Treasury Notes, 3.125%, 10/15/08 ...................................       5,000,000         5,000,000
   Banc of America Securities LLC, 3.15%, 10/03/05 (Maturity Value $5,001,313)
     Collateralized by U.S. Treasury Notes, 3.875%, 5/15/09 ....................................       5,000,000         5,000,000
   Barclays Capital Inc., 3.20%, 10/03/05 (Maturity Value $5,001,333)
     Collateralized by U.S. Treasury Notes, 3.125%, 9/15/08 ....................................       5,000,000         5,000,000
   Bear, Stearns & Co. Inc., 3.20%, 10/03/05 (Maturity Value $5,001,333)
     Collateralized by U.S. Treasury Notes, 2.875%, 11/30/06 ...................................       5,000,000         5,000,000
   Deutsche Bank Securities Inc., 3.24%, 10/03/05 (Maturity Value $17,449,710)
     Collateralized by (a)U.S. Treasury Bills, 10/06/05 ........................................      17,445,000        17,445,000
   Dresdner Kleinwort Wasserstein Securites LLC, 3.25%, 10/03/05 (Maturity Value $10,002,708)
     Collateralized by (a)U.S. Treasury Bills, 12/22/05 ........................................      10,000,000        10,000,000
   Goldman, Sachs, & Co., 3.15%, 10/03/05, (Maturity Value $5,001,313)
     Collateralized by U.S. Treasury Notes, 6.50%, 2/15/10 .....................................       5,000,000         5,000,000
   Merrill Lynch Government Securities, 3.10%, 10/03/05 (Maturity Value $5,001,292)
     Collateralized by U.S. Treasury Notes, 1.50%, 3/31/06 .....................................       5,000,000         5,000,000
   Morgan Stanley & Co. Inc., 3.25%, 10/03/05 (Maturity Value $17,449,725)
     Collateralized by U.S. Treasury Notes, 4.00%, 3/15/10 - 4/15/10 ...........................      17,445,000        17,445,000
   UBS Securities LLC, 3.30%,
       10/03/05 (Maturity Value $9,241,541)
        Collateralized by U.S. Treasury Notes, 2.00%, 5/15/06 ..................................       9,239,000         9,239,000
       10/03/05 (Maturity Value $761,209)
        Collateralized by U.S. Treasury Notes, 4.00%, 6/15/09 ..................................         761,000           761,000
                                                                                                                    --------------
   TOTAL REPURCHASE AGREEMENTS (COST $84,890,000) ..............................................                        84,890,000
                                                                                                                    --------------
   TOTAL INVESTMENTS (COST $97,327,183) 100.0% .................................................                        97,327,183
   OTHER ASSETS, LESS LIABILITIES 0.0%(c) ......................................................                            14,107
                                                                                                                    --------------
   NET ASSETS 100.0% ...........................................................................                    $   97,341,290
                                                                                                                    ==============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2005, all repurchase agreements had been entered into on that date.

(c)   Rounds to less than 0.05% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios.

1. INCOME TAXES

At September 30, 2005, the cost of investments for book and income tax purposes was the same.

For information regarding the funds' policy regarding valuation of investments and other significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005












                             Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Money Fund Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Money Fund Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer